Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Common Stock Issuable	Common Stock Held in Escrow	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Shares at Dec. 31, 2013	199	48,700,929
Beginning Balance, Amount at Dec. 31, 2013		$ 48,702	$ 8,840,840		$ 8,441	$ (8,858,166)		$ 39,817
Sale of common stock, Shares		7,707,815
Sale of common stock, Amount		$ 7,707	3,708,945	$ 401,130				4,117,782
Common stock for services, Shares		505,000
Common stock for services, Amount		$ 505	596,245	34,800				631,550
Cashless warrant exercises, Shares		933,605
Cashless warrant exercises, Amount		$ 933	(933)
Conversion of preferred stock to common stock, Shares	(59)	2,950,000
Conversion of preferred stock to common stock, Amount		$ 2,950	(2,950)
Warrants issued for services			7,469,492					7,469,492
Equity issuance costs, Shares		671,785
Employee stock options			10,271,000					10,271,000
Cancellation of share issuance, Shares		(30,000)
Cancellation of share issuance, Amount		$ (30)	(17,970)					(18,000)
Net loss						(23,575,248)		(23,575,248)
Noncontrolling interest						12,269	$ (12,269)
Ending Balance, Shares at Dec. 31, 2014	140	61,439,134
Ending Balance, Amount at Dec. 31, 2014		$ 60,767	30,864,669	435,930	8,441	(32,421,145)	(12,269)	(1,063,607)
Sale of common stock, Shares		2,809,251
Sale of common stock, Amount		$ 2,810	1,082,190	105,020				1,190,020
Cashless warrant exercises, Shares		288,968
Cashless warrant exercises, Amount		$ 289	(289)
Conversion of preferred stock to common stock, Shares	(4)	200,000
Conversion of preferred stock to common stock, Amount		$ 200	(200)
Warrants issued for services			59,037					59,037
Employee stock options			1,308,000					1,308,000
Issuance of common stock issuable, Shares		753,001
Issuance of common stock issuable, Amount		$ 753	410,197	(410,950)
Stock issued for services, Shares		1,110,013
Stock issued for services, Amount		$ 1,110	550,497	50,900				602,507
Replacement warrants - legal settlement			1,764,450					1,764,450
Net loss						(6,939,490)		(6,939,490)
Noncontrolling interest						16,390	(16,390)
Ending Balance, Shares at Dec. 31, 2015	136	66,600,367
Ending Balance, Amount at Dec. 31, 2015		$ 65,929	$ 36,038,551	$ 180,900	$ 8,441	$ (39,344,245)	$ (28,659)	(3,079,083)
Warrants issued for services								1,188,933
Employee stock options								327,000
Net loss								(3,629,530)
Ending Balance, Amount at Sep. 30, 2016								$ (3,232,056)